PREPAYMENTS (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current [Abstract]
Blacksand option prepayments	$ 0	$ 5,500,000
Other prepayments	674,324	571,735
Total prepayments	$ 674,324	$ 6,071,735